COLT 2026-6 Mortgage Loan Trust ABS-15G

Exhibit 99.24

Exception Detail

Run Date - 07/13/2026 1:33:44 PM

Evolve Loan ID	Customer Loan ID	Deal ID	Seller Loan ID	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	Exception	Exception Detail	Exception Information	Exception Remediation	Compensating Factors	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	Exception Level Rating	Note Date	Property State	Occupancy	Purpose	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
XXXX	XXXX	4350121782	XXXX	XXXX	XXXX	XXXX	Valuation	UW Collateral		UW Collateral - UW - Appraisal Other		The subject property site is over the maximum allowed acreage of 10 acres at XXXX.		Client waived with compensating factors: The borrowers are experienced investors. The borrowers have been self-employed for XXXX years. FICO is 788 with minimum FICO of 660.		XXXX	XXXX	XXXX	B	2	XXXX	XXXX	1	1	C	B	A	A	A	A	C	B		Non-QM	1
XXXX	XXXX	4350121785	XXXX	XXXX	XXXX	XXXX	Credit	Closing Package		Closing Package -		Please provide the personal guaranty.	Information provided		Reviewer XXXX AM; No documentation provided	XXXX	XXXX	XXXX	A	1	XXXX	XXXX	3	13	C	A	C	A	N/A	N/A	A	A		Exempt	1